Accounts Receivables, Net	12 Months Ended
Sep. 30, 2022
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET
3.	ACCOUNTS RECEIVABLES, NET

As of September 30, 2021 and 2022, accounts receivable and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2021	2022
Accounts receivable	$6,881,763	$8,601,585
Less: allowance for doubtful accounts	(34,155)	(1,059,523)
Accounts receivable, net	$6,847,608	$7,542,062

	As of September 30,
	2021	2022
Balance at beginning of year	$21,451	$34,155
Current period addition	11,438	1,117,156
Reversal	-	(625)
Foreign currency translation adjustment	1,266	(91,163)
Balance at the end of year	$34,155	$1,059,523

For the years ended September 30, 2020, 2021 and 2022, the Company recorded bad debt expense $20,790, nil and $1,036,654 from continuing operations and nil, $11,438 and $79,877 from discontinued operation.